Offerings - Offering: 1	Aug. 11, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Medium-Term Notes, Series K, Floating Rate Notes due 2028
Maximum Aggregate Offering Price	$ 700,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 107,170.00
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933 and relates to the Registration Statement on Form S-3 (No. 333-270934) filed by Caterpillar Financial Services Corporation on March 29, 2023.